Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Organization

We were incorporated as Guide Holdings, Inc. (“Guide”) in the State of Utah on November 1, 2007, for the sole purpose of becoming the holding company of Guidebook, which converted from a Utah limited liability company to a Utah corporation on November 1, 2007. Guidebook was organized in the State of Utah as a limited liability company on June 16, 2003. Guide focused on providing “do-it-yourself” instructional manuals for residential electrical, plumbing, and remodeling applications.

On June 7, 2013, we entered into a series of transactions (collectively, the “Formation Transactions”) that changed our business organization. On June 7, 2013, we changed our name to Talon Real Estate Holding Corp. (“TREHC”, or “the Company”) and issued 13,540,190 shares of our common stock for the contributions from the holders of a 49% interest in 5130 Industrial Street, LLC (“5130 LLC”) and all the interest in Talon Real Estate, LLC (“Talon RE”) which holds a purchase agreement to acquire the remaining 51% interest in 5130 LLC, for 2,820,810 shares. 5130 LLC was incorporated in the state of Delaware on November 23, 2005 to purchase real estate. Talon RE was incorporated in the state of Minnesota on December 20, 2012 and began operations in 2013 for the purpose of acquiring real estate properties and preparing the Formation Transactions. On June 3, 2013, we entered into a limited partnership agreement of Talon OP, L.P. (“Talon OP”), which we refer to as our Operating Partnership. On June 7, 2013 we contributed our interest in 5130 LLC and Talon RE into Talon OP for equivalent general partnership units as part of the Formation Transactions. 5130 LLC owns an industrial complex consisting of approximately 171,639 square feet located in the Minneapolis-St. Paul metropolitan area. We acquired such interest in this entity in June 2013 from certain parties, including the MG Kaminski Revocable Trust (“The Kaminski Trust”), the beneficiaries of which are the children of MG Kaminski, our Chief Executive Officer. The Kaminski Trust owns the remaining 51% interest in the industrial complex. Talon RE, a wholly owned subsidiary of our Operating Partnership, entered into a contribution agreement to acquire the remaining interest in the entity from The Kaminski Trust, subject to receiving consent to the transfer from the entity’s lender. On June 7, 2013, we entered into a stock purchase agreement pursuant to which our company divested ourselves of our historic “do-it-yourself” instruction manual business by selling all the outstanding shares of The Guidebook Company, Inc., a Utah Corporation and wholly owned subsidiary primarily engaged in such business (“Guidebook”). Guide had 1,600,032 shares of common stock issued and outstanding prior to the Formation Transactions. These shares, along with the shares issued in the Formation Transactions on June 7, 2013, represent the shares issued and outstanding immediately after formation of Talon Real Estate Holding Corp. with a combined total of 15,140,222 shares.

Talon Real Estate Holding Corp, as the general partner of Talon OP, has management responsibility for all the activities of the Operating Partnership. TREHC owned approximately 64.5% and 100% of the Operating Partnership as of December 31, 2014 and 2013, respectively. The Operating Partnership owned 49% of 5130 Industrial Street, LLC, 100% of Talon Bren Road, LLC and 100% of Talon First Trust, LLC as of December 31, 2014. Talon Bren Road, LLC, and Talon First Trust, LLC, both limited liability companies organized under the laws of the state of Delaware, were formed on May 9, 2014 and April 21, 2014, respectively, to purchase real estate.

Basis of Presentation

We are the sole general partner of the Operating Partnership, and, as such, we generally have the exclusive power to manage and conduct the business and affairs of the Operating Partnership, subject to certain limited approval and voting rights of the limited partners. Guidebook, which was sold in connection with the Formation Transactions, is no longer included in our financial statements. The contributions that constitute the Formation Transactions were accounted for as a reverse acquisition and recapitalization, and Talon OP was considered to be the accounting acquirer. Therefore, the historical presentation of our financial statements for periods prior to the Formation Transactions are that of Talon Real Estate Holding Corp. and its subsidiaries on a consolidated basis including the

Operating Partnership with its subsidiaries. Historical presentation of shareholders’ equity of TREHC was restated for common stock issued in the Formation Transactions and retained earnings of TREHC, formerly Guide, in periods prior to the formation were eliminated.

The accompanying consolidated financial statements include the accounts of TREHC and its interest in the Operating Partnership. The limited partners in the Operating Partnership have a redemption option that they may exercise. Upon exercise of the redemption option by the limited partners, the Company has the choice of redeeming the limited partners' interests ("Units") for TREHC common shares of stock on a one-for-one basis, or making a cash payment to the unitholder. The redemption generally may be exercised by the limited partners at any time after the first anniversary of the date of the acquisition of the Units subject to volume restrictions.